FAIR VALUE PRESENTATION (Tables)	6 Months Ended
May 31, 2014
Schedule of Fair Value, Assumptions Used [Table Text Block]
Fair value of shares of common stock	$0.50
Expected volatility	95%
Risk free interest rate	0.06%
Expected term (years)	0.5 - 1.3
Expected dividend yield	0%

Schedule of Financial Liabilities at Fair Value [Table Text Block]
	Level 3	Total
Warrants which are subject to exercise price adjustment:
May 31, 2014	$556,000	$556,000

November 30, 2013	$1,157,954	$1,157,954

Schedule of Fair Value of Financial Liabilities, Activity [Table Text Block]
Balance at beginning of period	$1,157,954
Changes in fair value during the period	(601,954)
Balance at end of period	$556,000